Subsequent Event	12 Months Ended
Feb. 01, 2014
Subsequent Events [Abstract]
Subsequent Event	Note 16. Subsequent Event On March 27, 2014 the Company made a voluntary pre-payment of $5,000 on the Term Loan Facility.